Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Components of the net periodic pension and postretirement benefit cost
Components of net periodic pension plans cost were as follows:

	2015	2014	2013
Service cost	$549	$453	$699
Interest cost	6,938	6,885	6,327
Expected return on assets	(9,395)	(8,381)	(9,278)
Amortization of prior service cost	244	282	322
Amortization of actuarial loss	4,018	1,717	1,942
Settlement charge	3,915	—	—
Curtailment charge	2,923	—	—
Net periodic pension plans cost	$9,192	$956	$12

Schedule of Changes in Projected Benefit Obligations
The status of the pension plans at December 31, 2015 and 2014 were as follows:

	2015	2014
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$193,322	$156,989
Service cost	549	453
Interest cost	6,938	6,885
Settlement gain	(2,162)	—
Curtailment loss	2,154	—
Plan change	—	719
Benefit payments	(25,383)	(7,587)
Actuarial (gain) loss	(12,477)	35,863
Projected benefit obligation at end of year	$162,941	$193,322
Change in plan assets:
Fair value of plan assets at beginning of year	$183,671	$168,408
Actual (loss) return on assets	(4,140)	22,521
Employer contributions	358	329
Benefit payments	(25,383)	(7,587)
Fair value of plan assets at end of year	$154,506	$183,671
Funded status – net liability	$(8,435)	$(9,651)
Amounts recognized in the Consolidated Balance Sheets consist of:
Prepaid pension cost	$8,422	$7,092
Accrued liabilities	(362)	(322)
Pension benefit obligations	(16,495)	(16,421)
Net amount recognized	$(8,435)	$(9,651)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized actuarial loss	$(35,972)	$(45,009)
Unrecognized prior service cost	(717)	(1,731)
Total	$(36,689)	$(46,740)
Accumulated benefit obligation	$162,290	$192,638

Schedule of Assumptions Used
The assumptions used to measure the projected benefit obligations for the Company’s defined benefit pension plans were as follows:

	2015	2014
Discount rate	4.00%	3.75%
Projected annual salary increases	0 - 3.00%	0 - 3.00%
The assumptions used to determine net periodic pension cost were as follows:

	2015	2014	2013
Discount rate	3.50 - 3.75%	4.50%	3.50 - 3.75%
Expected long-term rate of return on plan assets	5.25%	5.25%	5.25%
Projected annual salary increases	0 - 3.00%	0 - 3.00%	0 - 3.00%

Schedule of Fair Value of Plan Assets
The fair values of the Company’s pension plan assets fall within the following levels of the fair value hierarchy as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Fixed income securities (a)	$16,028	$137,943	$—	$153,971
Accounts receivable – pending trades				535
Total				$154,506
(a) Fixed income securities are comprised of corporate bonds (96%), government agencies securities (2%) and other fixed income securities (2%).
The fair values of the Company’s pension plan assets fall within the following levels of the fair value hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed income securities (b)	$15,839	$167,882	$—	$183,721
Accounts payable – pending trades				(50)
Total				$183,671

(b) Fixed income securities are comprised of corporate bonds (75%), government bonds (17%), government agencies securities (4%) and other fixed income securities (4%).

Schedule of Expected Benefit Payments	The estimated future pension benefit payments are:

2016	$8,193
2017	8,554
2018	8,786
2019	8,974
2020	9,181
2021 — 2025	48,380

Other Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Components of the net periodic pension and postretirement benefit cost
Components of net periodic postretirement plan (benefit) cost for 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Service cost	$83	$56	$153
Interest cost	79	76	148
Amortization of actuarial gain	(197)	(336)	(23)
Net periodic postretirement plan (benefit) cost	$(35)	$(204)	$278

Schedule of Changes in Projected Benefit Obligations
The status of the postretirement plan at December 31, 2015 and 2014 was as follows:

	2015	2014
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligation at beginning of year	$2,552	$1,977
Service cost	83	56
Interest cost	79	76
Benefit payments	(202)	(224)
Actuarial loss (gain)	(85)	667
Accumulated postretirement benefit obligation at end of year	$2,427	$2,552
Funded status – net liability	$(2,427)	$(2,552)
Amounts recognized in the Consolidated Balance Sheets consist of:
Accrued liabilities	$(246)	$(226)
Postretirement benefit obligations	(2,181)	(2,326)
Net amount recognized	$(2,427)	$(2,552)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized actuarial gain	$2,024	$2,137
Total	$2,024	$2,137

Schedule of Assumptions Used
The weighted average discount rate used to determine the net periodic postretirement benefit costs and the accumulated postretirement benefit obligations were as follows:

	2015	2014	2013
Net periodic postretirement benefit costs	3.25%	4.00%	3.50%
Accumulated postretirement benefit obligations	3.50%	3.25%	4.00%

Schedule of Assumed Health Care Cost and Trend Rates for Medical Plans
The assumed health care cost trend rates for medical plans at December 31 were as follows:

	2015	2014	2013
Medical cost trend rate	6.50%	7.00%	7.50%
Ultimate medical cost trend rate	5.00%	5.00%	5.00%
Year ultimate medical cost trend rate will be reached	2019	2019	2019